Pension and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Details) (USD $)	12 Months Ended				9 Months Ended		12 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Feb. 03, 2012	Jun. 30, 2012 Defined Benefit Pension [Member]	Jun. 30, 2011 Defined Benefit Pension [Member]	Sep. 30, 2011 Pension Benefits	Sep. 30, 2010 Pension Benefits	Sep. 30, 2009 Pension Benefits	Sep. 30, 2011 U.S. Plans, Pension Benefits	Sep. 30, 2010 U.S. Plans, Pension Benefits	Sep. 30, 2009 U.S. Plans, Pension Benefits	Sep. 30, 2011 Candian Plans, Pension Benefits	Sep. 30, 2010 Candian Plans, Pension Benefits	Sep. 30, 2009 Candian Plans, Pension Benefits	Jun. 30, 2012 Other Benefits	Jun. 30, 2011 Other Benefits	Sep. 30, 2011 Other Benefits	Sep. 30, 2010 Other Benefits	Sep. 30, 2009 Other Benefits	Sep. 30, 2011 U.S. Plans, Other Benefits	Sep. 30, 2010 U.S. Plans, Other Benefits	Sep. 30, 2009 U.S. Plans, Other Benefits	Sep. 30, 2011 Canadian Plans, Other Benefits	Sep. 30, 2010 Canadian Plans, Other Benefits	Sep. 30, 2009 Canadian Plans, Other Benefits
Defined Benefit Plan Disclosure
Defined Contribution Plan, Cost Recognized	$ 1,700,000	$ 1,500,000	$ 1,500,000
Pension and other postretirement benefits, spin-off adjustment				11,500,000
Components of net periodic benefit cost [Abstract]
Service cost					2,900,000	2,800,000	3,600,000	4,300,000	3,300,000							1,800,000	1,900,000	2,600,000	2,800,000	3,100,000
Interest cost					1,100,000	1,000,000	1,300,000	1,200,000	800,000							3,200,000	2,700,000	3,700,000	3,500,000	4,400,000
Expected return on plan assets					(1,200,000)	(1,300,000)	(1,600,000)	(1,300,000)	(900,000)
Recognized net actuarial loss					400,000	300,000	400,000	300,000	0							800,000	100,000	100,000	0	0
Recognized prior service cost					300,000	300,000	400,000	300,000	300,000							(800,000)	(800,000)	(1,200,000)	(1,300,000)	0
Net periodic benefit cost					3,500,000	3,100,000	4,100,000	4,800,000	3,500,000							5,000,000	3,900,000	5,200,000	5,000,000	7,500,000
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate										5.40%	6.00%	7.30%	5.40%	6.10%	5.45%						5.13%	6.00%	7.30%	5.26%	6.10%	5.45%
Rate of compensation increase							3.25%	3.25%	3.25%									3.25%	3.25%	3.25%
Expected return on plan assets										8.75%	8.75%	8.75%	6.25%	6.25%	8.75%
Changes in plan assets and benefit obligation recognized in other comprehensive income or loss [Abstract]
Net (gain) loss							(7,900,000)	3,300,000	4,800,000									16,300,000	2,800,000	(300,000)
Recognized loss							(400,000)	(300,000)	0									(100,000)	0	0
Prior service cost							0	200,000	2,900,000									0	600,000	(7,100,000)
Recognized prior service cost							(400,000)	(300,000)	(300,000)									1,100,000	1,300,000	0
Currency translation	0	0																		(100,000)
Total recognized in other comprehensive income or loss (before tax effects)							(8,700,000)	2,900,000	7,400,000									17,300,000	4,700,000	(7,500,000)
Estimated net actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost							600,000											1.5
Prior service cost expected to be reclassified from accumulated other comprehensive income into net periodic benefit cost							0.4											1.1
Pension and other postretirment benefit, net of tax, spin-off adjustment				$ 7,200,000